Note 10 - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
VALUATION AND QUALIFYING ACCOUNTS
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

10.              VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at beginning of year	Net charge (credit) to income	Deduction	Currency translation adjustment	Balance at end of year
Year ended December 31, 2009:
Allowance for doubtful accounts	$ 9,644	$ (860)	$ (326)	$ 236	$ 8,694
Inventory impairment
- Lower of cost or market	26,282	(24,268)	42	1,158	3,214
- Obsolescence	433	319	(6)	35	781
Allowance for deferred tax assets	6,683	(4,781)	-	587	2,489
	$ 43,042	$ (29,590)	$ (290)	$ 2,016	$ 15,178
Year ended December 31, 2010:
Allowance for doubtful accounts	$ 8,694	$ (1,317)	$ (1,063)	$ 572	$ 6,886
Inventory impairment
- Lower of cost or market	3,214	(2,219)	-	201	1,196
- Obsolescence	781	245	-	93	1,119
Allowance for deferred tax assets	2,489	2,460	-	(132)	4,817
	$ 15,178	$ (831)	$ (1,063)	$ 734	$ 14,018
Year ended December 31, 2011:
Allowance for doubtful accounts	$ 6,886	$ (1,555)	$ (664)	$ (53)	$ 4,614
Inventory impairment
- Lower of cost or market	1,196	1,725	(888)	(14)	2,019
- Obsolescence	1,119	268	-	(81)	1,306
- Charges related to flooding	-	3,572	-	(130)	3,442
Allowance for deferred tax assets	4,817	(3,942)	-	-	875
	$14,018	$ 68	$ (1,552)	$ (278)	$ 12,256

During 2009, the copper prices on London Metal Exchange (the “LME”) gradually rose from $3,220 in January 2009 to $6,981 in December 2009. The previous recognized impairment of $24,268 due to lower of cost or market was credited to cost of sales for those finished goods which were sold at above market in 2009.

During 2010, the Company exercised rigorous controls over raw-material inventory and through long-term copper future contacts reduced its exposure to the fluctuations in market prices for copper, which resulted in a significant reduction in the inventory impairment.

During 2011, the decrease in commodity prices, including that of copper, resulted in a write-down of the cost of the inventory as of December 31, 2011. Copper prices on the LME fell from an average monthly price high of $9,555 in January 2011 to $7,657 in December 2011. As a result, inventory write-down to market of $1,725 was charged to cost of sales for the year ended December 31, 2011.

The impairment charge of $3,572 was related to flooding in Thailand (note 14).